Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000085712 | Other CountriesJersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085712 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000085712 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085712 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085712 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085712 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085712 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085712 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085712 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085712 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085710 | Other CountriesJersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085710 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000085710 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085710 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085710 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085710 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085710 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%